Judicial deposits (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Legal deposits	R$ 239,093	R$ 220,842
Judicial Deposits For Civil [Member]
IfrsStatementLineItems [Line Items]
Court deposit	88,147	83,438
Judicial Deposits For Tax [Member] | Legal Discussions One [Member]
IfrsStatementLineItems [Line Items]
Court deposit	40,533	38,650
Judicial Deposits For Tax [Member] | Legal Discussions Two [Member]
IfrsStatementLineItems [Line Items]
Court deposit	5,982	5,668
Judicial Deposits For Tax [Member] | Legal Discussions Three [Member]
IfrsStatementLineItems [Line Items]
Court deposit	26,339	24,048
Judicial Deposits For Tax [Member] | Legal Discussions Four [Member]
IfrsStatementLineItems [Line Items]
Court deposit	12,699	12,177
Judicial Deposits For Tax [Member] | Legal Discussions Five [Member]
IfrsStatementLineItems [Line Items]
Court deposit	12,974	12,191
Judicial Deposits For Tax [Member] | Legal Discussions Six [Member]
IfrsStatementLineItems [Line Items]
Court deposit	3,903	3,775
Judicial Deposits For Tax [Member] | Legal Discussions Seven [Member]
IfrsStatementLineItems [Line Items]
Court deposit	4,123	3,960
Judicial Deposits For Tax [Member] | Legal Discussions Eight [Member]
IfrsStatementLineItems [Line Items]
Court deposit	71,237	67,911
Judicial Deposits For Tax [Member] | Legal Discussions Nine [Member]
IfrsStatementLineItems [Line Items]
Court deposit	30,039	26,213
Judicial Deposits For Tax [Member] | Legal Discussions Ten [Member]
IfrsStatementLineItems [Line Items]
Court deposit	R$ 15,461	R$ 15,759